Investment Objectives and Goals	Jun. 30, 2026
Virtus Emerging Markets Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Emerging Markets Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks maximum long-term capital appreciation.
Virtus Income & Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Income & Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return comprised of current income, current gains and capital appreciation.
Virtus KAR Global Small-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Global Small-Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Virtus KAR Health Sciences Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Health Sciences Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Virtus NFJ Dividend Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus NFJ Dividend Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital and income.
Virtus NFJ International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus NFJ International Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital and income.
Virtus NFJ Large-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus NFJ Large-Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital and income.
Virtus NFJ Mid-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus NFJ Mid-Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital and income.
Virtus NFJ Small-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus NFJ Small-Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital and income.
Virtus Silvant Focused Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Silvant Focused Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Virtus Silvant Mid-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Silvant Mid-Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Virtus Small-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Small-Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Virtus Zevenbergen Technology Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Zevenbergen Technology Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.